Income taxes (Details Narrative) - USD ($)	Nov. 30, 2021	Nov. 30, 2020
Income Taxes
Operating loss carryforwards	$ 61,598,314
Research and experimental development expenditures, cumulative carry-forwards	15,951,739	$ 18,830,851
Unclaimed investment tax credits	$ 2,933,013	$ 3,508,087